Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity
Stock option activity under the Equity Compensation Plans is summarized as follows:

	Number of Shares Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (Dollars in Thousands)
Stock options outstanding at December 31, 2013	148,055	$73.99
Stock options exercised	(71,780)	72.44
Additional shares granted due to special distribution	1,659	—
Stock options outstanding at December 31, 2014	77,934	73.84
Stock options exercised	(41,889)	64.18
Additional shares granted due to special distribution	1,454	—
Stock options expired	(250)	41.12
Stock options outstanding at December 31, 2015	37,249	82.06
Stock options exercised	(18,183)	80.10
Stock options outstanding at December 31, 2016	19,066	82.01	1.2	$5,251
Stock options vested and exercisable at December 31, 2016	19,066	82.01	1.2	$5,251
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(1)	The aggregate intrinsic value is calculated as the difference between the market value of the stock as of December 31, 2016 and the exercise price of the option.

Schedule of Outstanding Stock Options
The following table summarizes information about outstanding stock options as of December 31, 2016:

	Outstanding			Exercisable
Range of exercise prices	Number of Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$28.56 to $54.22	1,585	1.89	$35.55	1,585	$35.55
$80.84 to $88.56	17,481	1.14	86.22	17,481	86.22
	19,066	1.2	82.01	19,066	82.01

Schedule of Additional Disclosure for Stock Options
The Company provides the following additional disclosures for stock options as of December 31 (in thousands):

	2016	2015	2014
Total fair value of stock options vested	$—	$—	$45
Total aggregate intrinsic value of stock options exercised (1)	4,712	7,198	9,227
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(1)	The intrinsic value is calculated as the difference between the market value of the stock on the date of exercise and the exercise price of the option.

Summary of Restricted Stock Unit Activity
Restricted stock unit activity is summarized as follows:

	Number of Shares Outstanding	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (Dollars in Thousands)
Restricted stock units outstanding, December 31, 2013	1,509,382	$122.05
Restricted stock units granted	803,692	190.90
Additional shares granted due to special distribution	48,171	224.45
Restricted stock units released, vested	(703,393)	201.85
Restricted stock units canceled	(253,878)	179.71
Restricted stock units outstanding, December 31, 2014	1,403,974	114.56
Restricted stock units granted	711,990	236.89
Additional shares granted due to special distribution	51,432	297.03
Restricted stock units released, vested	(623,554)	173.79
Special distribution shares released	(19,966)	227.99
Restricted stock units canceled	(103,922)	198.67
Special distribution shares canceled	(3,516)	235.43
Restricted stock units outstanding, December 31, 2015	1,416,438	148.53
Restricted stock units granted	720,601	309.18
Additional shares granted due to special distribution	37	297.03
Restricted stock units released, vested	(655,584)	213.72
Special distribution shares released	(35,354)	269.94
Restricted stock units canceled	(93,940)	242.41
Special distribution shares canceled	(4,319)	272.84
Restricted stock units outstanding, December 31, 2016	1,347,879	192.59	1.2	$481,745
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(1)The intrinsic value is calculated based on the market value of the stock as of December 31, 2016.

Disclosures for 2004 Purchase Plan
The Company provides the following disclosures for the 2004 Purchase Plan as of December 31 (dollars, except shares):

	2016	2015	2014
Weighted-average purchase price per share	$217.91	$150.13	$144.95
Weighted average grant-date fair value per share of shares purchased	60.49	57.63	53.37
Number of shares purchased	150,044	182,175	166,384

Assumptions in Computation of Fair Value
The Company uses the Black-Scholes option-pricing model to determine the fair value of shares purchased under the 2004 Purchase Plan with the following weighted average assumptions for the years ended December 31:

	2016	2015	2014
Dividend yield	2.38-2.53%	2.65 - 2.81%	0%
Expected volatility	23%	31%	34%
Risk-free interest rate	0.36%	0.26%	0.19%
Expected life (in years)	1.04	1.25	1.25

Schedule of Allocated Share-based Compensation
The following table presents, by operating expense, the Company’s stock-based compensation expense recognized in the Company’s consolidated statement of operations for the years ended December 31 (in thousands):

	2016	2015	2014
Cost of revenues	$13,086	$9,878	$8,511
Sales and marketing	43,030	36,847	30,084
General and administrative	100,032	86,908	79,395
Total	$156,148	$133,633	$117,990

Schedule of Share-based Compensation by Plan
The Company’s stock-based compensation recognized in the consolidated statement of operations was comprised of the following types of equity awards for the years ended December 31 (in thousands):

	2016	2015	2014
Stock options	$—	$1,679	$4,917
Restricted shares and restricted stock units	145,769	124,512	104,235
Employee stock purchase plan	10,379	7,442	8,838
Total	$156,148	$133,633	$117,990